Shareholder Report, Average Annual Return (Details)	12 Months Ended	59 Months Ended	76 Months Ended	104 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000033214 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.48%	11.94%			16.62%
C000033215 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.72%	12.16%			16.85%
C000033216 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.90%	10.35%			15.65%
C000033217 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.85%	11.39%			16.04%
C000174988 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.93%	12.33%		20.08%
C000212516 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.55%	12.89%	18.34%
Without Sales Load [Member] | C000033216 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.16%	11.66%			16.33%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	15.49%			13.38%
Russell 1000 (Inception Date 12/1/16) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	15.49%		14.74%
Russell 1000 (Inception Date 4/1/19) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%	15.49%	14.88%
Russell 1000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%	17.27%			17.06%
Russell 1000 Growth (Inception Date 12/1/16) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%	17.27%		19.51%
Russell 1000 Growth (Inception Date 4/1/19) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%	17.27%	19.21%